Reverse repurchase and repurchase agreements including other similar lending and borrowing	12 Months Ended
Dec. 31, 2017
Disclosure of repurchase and reverse repurchase agreements [abstract]
Reverse repurchase and repurchase agreements including other similar lending and borrowing

The notes included in this section focus on assets that are held at amortised cost arising from the Group’s retail and wholesale lending including loans and advances, finance leases, repurchase and reverse repurchase agreements and similar secured lending. Detail regarding the Group’s liquidity and capital position can be found on pages 124 to 145.

22 Reverse repurchase and repurchase agreements including other similar lending and borrowing

Reverse repurchase agreements (and stock borrowing or similar transaction) are a form of secured lending whereby the Group provides a loan or cash collateral in exchange for the transfer of collateral, generally in the form of marketable securities subject to an agreement to transfer the securities back at a fixed price in the future. Repurchase agreements are where the Group obtains such loans or cash collateral, in exchange for the transfer of collateral.

Accounting for reverse repurchase and repurchase agreements including other similar lending and borrowing

The Group purchases (a reverse repurchase agreement) or borrows securities subject to a commitment to resell or return them. The securities are not included in the balance sheet as the Group does not acquire the risks and rewards of ownership. Consideration paid (or cash collateral provided) is accounted for as a loan asset at amortised cost, unless it is designated at fair value through profit and loss.

The Group may also sell (a repurchase agreement) or lend securities subject to a commitment to repurchase or redeem them. The securities are retained on the balance sheet as the Group retains substantially all the risks and rewards of ownership. Consideration received (or cash collateral provided) is accounted for as a financial liability at amortised cost, unless it is designated at fair value through profit and loss.

	2017	2016
	£m	£m
Assets
Banks	7,374	2,769
Customers	5,172	10,685
Reverse repurchase agreements and other similar secured lending at amortised cost	12,546	13,454

Liabilities
Banks	30,105	12,820
Customers	10,233	6,940
Repurchase agreements and other similar secured borrowing at amortised cost	40,338	19,760